Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of balances with related parties

	As of
	December 31,
	2020	2021
Amounts due to related parties
Due to GasLog LNG Services(a)	7,361	131
Due to GasLog (b)	164	821
Total	7,525	952
(a)	The balances represent mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balances represent payments made by GasLog on behalf of the Partnership.

Schedule of related party transactions

Company	Details	Account	2019	2020	2021
GasLog/ GasLog LNG Services	Commercial management fee(i)	General and administrative expenses	5,400	5,400	5,400
GasLog	Administrative services fee(ii)	General and administrative expenses	8,963	7,838	4,708
GasLog LNG Services	Management fees (iii)	Vessel operating costs	7,728	7,728	7,728
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	65	40	30
GasLog	Interest expense under Sponsor Credit Facility (Note 7)	Financial costs	119	—	—
GasLog	Commitment fee under Sponsor Credit Facility (Note 7)	Financial costs	291	305	304
GasLog	Realized (gain)/loss on interest rate swaps held for trading (Note 18)	(Loss)/gain on derivatives	(2,358)	4,347	4,586
GasLog	Realized loss on forward foreign exchange contracts held for trading (Note 18)	(Loss)/gain on derivatives	1,295	61	—
Cool Pool	Adjustment for net pool allocation (iv)	Net pool allocation	(1,058)	—	—
(i)	Commercial Management Agreements

The vessel-owning subsidiaries of GasLog Partners have entered into commercial management agreements with GasLog (collectively, the “Commercial Management Agreements”), pursuant to which GasLog provided certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the agreements is $360 for each vessel payable quarterly in advance in lump sum amounts. With effect from January 1, 2022, the annual commercial management fee will change from a fixed annual amount to a fixed commission of 1.25% on gross charter revenues of each vessel, which will continue to be payable monthly in advance.

Effective July 21, 2020, October 1, 2020 and November 1, 2020, the commercial management agreements between the vessel-owning entities and GasLog were novated to GasLog LNG Services as the provider of commercial management services.

(ii)	Administrative Services Agreement

The Partnership has entered into an administrative services agreement (the “Administrative Services Agreement”) with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days’ notice for any reason in the sole discretion of the Partnership’s board of directors. For the years ended December 31, 2019, 2020 and 2021, the annual service fee was $608, $523 and $314 per vessel per year, respectively. With effect from January 1, 2022, the service fee was changed to $579 per vessel per year.

(iii)	Ship Management Agreements

Each of the vessel owning subsidiaries of GasLog Partners has entered into a ship management agreement and subsequent amendments (collectively, the “Ship Management Agreements”) under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf and contain clauses for decreased management fees in case of a vessel’s lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Ship Management Agreement continues indefinitely until terminated by either party. With effect from January 1, 2022, the management fee was reduced to $37.5 per vessel per month.

(iv)	In the period from May 2018 until June 2019, the Partnership, through the GasLog Shanghai, participated in the Cool Pool to market their vessels operating in the LNG shipping spot market.
(v)	In the year ended December 31, 2020, Ceres Shipping Enterprises S.A., an entity controlled by the Livanos family, received a fee of $400 from the Partnership for consultancy services provided in relation to the Partnership’s debt re-financings completed in July 2020. This amount is classified under Deferred loan issuance costs (i.e. contra debt) and will be amortized over the duration of the respective facilities.
(vi)	Omnibus Agreement

The Partnership has entered into an omnibus agreement with GasLog, our general partner and certain of our other subsidiaries. The omnibus agreement governs among other things (i) when and the extent to which the Partnership and GasLog may compete against each other, (ii) the time and the value at which the Partnership may exercise the right to purchase certain offered vessels by GasLog, (iii) certain rights of first offer granted to GasLog to purchase any of its vessels on charter for less than five full years from the Partnership and vice versa and (iv) GasLog’s provisions of certain indemnities to the Partnership. On March 7, 2019, the Partnership exercised the option to acquire the GasLog Glasgow.